Investments in associates - Disclosure of investments accounted for using equity method (Details) - Investments accounted for using equity method [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Aggregate amount of the Company's share of net loss	$ (1,981)	$ (2,058)
Aggregate amount of the Company's share of other comprehensive loss	(33)
Aggregate carrying value of investments	9,636	14,284
Aggregate fair value of investments	$ 20,951	$ 21,166